SHARE-BASED PAYMENTS - (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares
Assumptions Used To Determine Fair Value Options [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 6 months
Minimum [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.19%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	48.22%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 days
Fair value of ordinary share	$ 6.00
Maximum [Member]
Assumptions Used To Determine Fair Value Options [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.54%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	49.24%
Fair value of ordinary share	$ 27.90